Other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other current assets
Schedule of other current assets

		As of December 31,
		2021	2022
		RMB	RMB	US$
Prepaid expenses		36,116,886	15,108,499	2,190,526
Inventory	6.1	15,212,282	116,711,168	16,921,529
Deposits in trust protection fund	6.2	82,872,000	13,501,146	1,957,482
Guarantee deposits held by Funding Partners		63,977,048	1,690,507	245,100
Receivables from third party payment service providers	6.3	456,492,520	3,415,532	495,206
Receivables from Funding Partners and other service providers		270,647,297	34,738,492	5,036,608
Other account receivables		34,157,040	23,837,329	3,456,088
Receivable from broker for derivative collateral	6.4	619,332,499	834,038,316	120,924,189
Deposit prepayment	6.4	10,405,181	676,742,849	98,118,490
Receivables from trust companies	6.5	—	293,543,842	42,559,857
Others	6.6	211,328,986	349,113,346	50,616,676
Total		1,800,541,739	2,362,441,026	342,521,751
Less: Allowance for other current assets		(201,242,068)	(256,349,242)	(37,167,147)
		1,599,299,671	2,106,091,784	305,354,604

6.1

The Company’s inventory mainly consists of products and packing materials to be sold in ready-to-cook meal business. In 2022, the Company had purchased a large number of ingredients to support the development of the ready-to-cook meal business. Due to poor market response, this business had been wound down and the Company had recognized an impairment charge of RMB 74 million for the year ended December 31, 2022 for the inventory not expected to be sold.

6. Other current assets - continued

6.2

According to the relevant PRC regulations, the consolidated trusts are required to deposit 1% of the trusts’ capital to the trust protection fund, which will be released when the trusts are liquidated.

6.3

The Company has accounts with third-party payment service providers mainly to grant and collect loans. The balance of receivables from third-party payment service providers is unrestricted as to withdrawal and use and readily available to the Company on demand.

6.4

Receivable from broker for derivative collateral is cash collateral pledged by the Company into the accounts of securities companies for its total return swap contracts. Deposit prepayment is the collateral prepaid to securities companies for new contracts to be entered into in the future.

6.5	Receivables from trust companies are the funds to be distributed back by the trust companies due to the liquidation of the trust plans.
6.6

Others include borrowings to third-party individuals of RMB 92 million as of December 31, 2022. Maturity dates of these borrowings range from February 2, 2023 to December 1, 2023, and the interest rates range from 4.00% to 5.50%. The borrowings are partially secured by certain financial and real estate assets.

Schedule of allowance for other current assets

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at the beginning of the year	160,745,160	201,242,068	29,177,357
Additions	59,901,259	72,112,392	10,455,314
Charge-offs	(19,404,351)	(17,005,218)	(2,465,524)
Balance at the end of the year	201,242,068	256,349,242	37,167,147